ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 238,788	1,445,553	945,715
Allowance for doubtful accounts	(12,475)	(75,522)	(12,919)	(3,032)
Accounts receivable, net	226,313	1,370,031	932,796
Allowance for doubtful accounts
Balance at the beginning of the year	2,134	12,919	3,032
Provisions	10,341	62,603	9,887	1,509
Balance at the end of the year	$ 12,475	75,522	12,919	3,032